CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 5,159,000	$ 3,971,000
Trade receivables		79,000
Prepaid expenses and other receivables	3,415,000	2,478,000
Total current assets	8,574,000	6,528,000
NON-CURRENT ASSETS:
Restricted cash	99,000	169,000
Trade receivables	210,000	201,000
Fixed assets	52,000	49,000
Right-of-use assets	927,000	1,057,000
Intangible assets	5,291,000	5,291,000
Investment in a joint venture	11,121,000	12,050,000
Total non-current assets	17,700,000	18,817,000
TOTAL ASSETS	26,274,000	25,345,000
CURRENT LIABILITIES:
Account payable	584,000	731,000
Lease liabilities	216,000	170,000
Allowance for deductions from revenue	5,622,000	6,304,000
Derivative financial instruments	6,469,000
Accrued expenses and other current liabilities	12,670,000	12,016,000
Total current liabilities	25,561,000	19,221,000
NON-CURRENT LIABILITIES:
Lease liabilities	859,000	900,000
Accrued expenses and other non current liabilities	433,000	456,000
Royalty obligation	500,000	500,000
Total non-current liabilities	1,792,000	1,856,000
TOTAL LIABILITIES	27,353,000	21,077,000
EQUITY (CAPITAL DEFICIENCY):
Ordinary shares	181,078,000	147,641,000
Additional paid-in capital	237,007,000	270,382,000
Accumulated deficit	(419,164,000)	(413,755,000)
TOTAL EQUITY (CAPITAL DEFICIENCY)	(1,079,000)	4,268,000
TOTAL LIABILITIES AND EQUITY (CAPITAL DEFICIENCY)	$ 26,274,000	$ 25,345,000